Segment Information	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Segment Information

20. SEGMENT INFORMATION

Ricoh's operating segments are comprised of Imaging & Solutions, including copiers and related supplies, communications and information systems, Industrial Products, including thermal media and semiconductors, and Other, including digital cameras.

Segment profit (loss) is determined by subtracting cost of sales and selling, general and administrative expenses from sales, and is used by Ricoh's chief operating decision maker in deciding how to allocate resources and in assessing performance. Segment profit (loss) excludes certain corporate expenses, such as costs related to human resources, legal relations, investor relations, public relations, corporate planning and environmental activities.

The following tables present certain information regarding Ricoh's operating segments and geographic areas for the years ended March 31, 2009, 2010 and 2011. No single customer accounted for 10% or more of the total revenues for the years ended as of March 31, 2009, 2010 and 2011.

(a) Operating Segment Information

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Segment sales:
Imaging & Solutions	¥1,833,098	¥1,790,243	¥1,713,307	$20,642,253
Industrial Products	119,671	106,128	112,243	1,352,325
Other	143,048	124,402	121,876	1,468,386
Intersegment transaction (a)	(4,121)	(4,436)	(5,413)	(65,217)

Total segment sales	¥2,091,696	¥2,016,337	¥1,942,013	$23,397,747

Segment profit (loss):
Imaging & Solutions	¥145,366	¥140,423	¥134,411	$1,619,410
Industrial Products	(4,926)	(1,355)	1,006	12,120
Other	358	(3,447)	(4,911)	(59,169)

Total segment profit	¥140,798	¥135,621	¥130,506	$1,572,361

Reconciling items:
Corporate expenses and elimination	(66,262)	(69,624)	(70,310)	(847,108)
Interest and dividend income	5,227	3,472	2,986	35,976
Interest expense	(5,863)	(8,144)	(8,498)	(102,385)
Foreign currency exchange loss, net	(15,575)	(4,756)	(6,950)	(83,735)
Losses on impairment of securities	(26,837)	(169)	(1,844)	(22,217)
Other, net	(549)	1,124	(490)	(5,904)

Income before income taxes and equity in earnings of affiliates	¥30,939	¥57,524	¥45,400	$546,988

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Total assets:
Imaging & Solutions	¥1,870,110	¥1,827,063	¥1,776,906	$21,408,506
Industrial Products	83,411	78,464	73,894	890,289
Other	97,092	89,342	80,527	970,205
Elimination	(612)	(1,250)	(1,664)	(20,048)
Corporate assets	463,494	390,324	332,733	4,008,831

Consolidated	¥2,513,495	¥2,383,943	¥2,262,396	$27,257,783

Capital expenditures:
Imaging & Solutions	¥87,658	¥60,482	¥59,383	$715,458
Industrial Products	4,581	3,325	3,235	38,976
Other	2,776	1,553	2,487	29,964
Corporate assets	1,943	1,619	1,871	22,542

Consolidated	¥96,958	¥66,979	¥66,976	$806,940

Depreciation of property, plant and equipment:
Imaging & Solutions	¥64,356	¥62,432	¥59,269	$714,084
Industrial Products	6,131	4,385	4,190	50,482
Other	2,442	1,922	2,044	24,626
Corporate assets	1,957	1,590	1,736	20,916

Consolidated	¥74,886	¥70,329	¥67,239	$810,108

Amortization of intangible assets:
Imaging & Solutions	¥21,662	¥21,954	¥19,035	$229,338
Industrial Products	718	683	625	7,530
Other	772	1,224	1,226	14,771
Corporate assets	3,779	4,751	5,275	63,554

Consolidated	¥26,931	¥28,612	¥26,161	$315,193

(a)	Intersegment sales represent sales of Industrial Products segment to Imaging & Solutions segment.
(b)	Corporate assets consist primarily of cash and cash equivalents and securities maintained for general corporate purposes.

(b) Geographic Information

Sales, which are based on location of customers, and Long-lived assets, which are based on the location of these assets are presented on a geographical area basis (Ricoh does not present these amounts by foreign country because it is impracticable to do so) for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Sales:
Japan	¥938,331	¥876,578	¥875,859	$10,552,518
The Americas	502,862	557,687	521,970	6,288,795
Europe	523,407	458,584	413,936	4,987,181
Other	127,096	123,488	130,248	1,569,253

Consolidated	¥2,091,696	¥2,016,337	¥1,942,013	$23,397,747

Property, plant and equipment:
Japan	¥204,761	¥199,944	¥201,853	$2,431,964
The Americas	27,115	24,497	24,856	299,470
Europe	16,830	16,629	19,393	233,651
Other	20,630	21,951	18,638	224,554

Consolidated	¥269,336	¥263,021	¥264,740	$3,189,639

Intangible assets:
Japan	¥61,117	¥54,383	¥52,722	$635,205
The Americas	82,829	68,865	53,446	643,928
Europe	20,676	24,175	24,097	290,325
Other	504	463	383	4,614

Consolidated	¥165,126	¥147,886	¥130,648	$1,574,072

(a)	Long-lived assets consist of property, plant and equipment and intangible assets.